Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Jul. 30, 2015
Strategic Advisers Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	frst_SupplementTextBlock	Supplement to the Strategic Advisers® Growth Fund July 30, 2015 Prospectus Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.